Summary of Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 1,365	$ 1,370
Unused Virtual Point
Deferred Revenue Arrangement [Line Items]
Deferred revenue	999	1,094
Unamortized Virtual Items
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 366	$ 276